Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of financial assets
The carrying amounts of the Company’s financial instruments by category were as follows:

	2020
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Accounts receivable	$2,190	$—	$—	$—	$2,190
Investments	—	305	—	—	305
Other long-term assets	555	—	136	—	691
Accounts payable	—	—	—	(667)	(667)
Accrued liabilities	—	—	—	(2,346)	(2,346)
Other long-term liabilities (1)	—	(52)	(108)	(1,762)	(1,922)
Long-term debt (2)	—	—	—	(21,453)	(21,453)
	$2,745	$253	$28	$(26,228)	$(23,202)

	2019
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Accounts receivable	$2,465	$—	$—	$—	$2,465
Investments	—	490	—	—	490
Other long-term assets	652	—	290	—	942
Accounts payable	—	—	—	(816)	(816)
Accrued liabilities	—	—	—	(2,611)	(2,611)
Other long-term liabilities (1)	—	(21)	(91)	(1,904)	(2,016)
Long-term debt (2)	—	—	—	(20,982)	(20,982)
	$3,117	$469	$199	$(26,313)	$(22,528)
(1)Includes $1,690 million of lease liabilities (December 31, 2019 – $1,809 million) and $72 million of deferred purchase consideration payable over the next three years (December 31, 2019 – $95 million).
(2)Includes the current portion of long-term debt.
The fair values of the Company’s investments, recurring other long-term assets (liabilities) and fixed rate long-term debt are outlined below:

	2020
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (4) (5)
Investments (3)	$305	$305	$—	$—
Other long-term assets	$691	$—	$136	$555
Other long-term liabilities	$(232)	$—	$(160)	$(72)
Fixed rate long-term debt (6) (7)	$(14,254)	$(16,598)	$—	$—

	2019
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (4) (5)
Investments (3)	$490	$490	$—	$—
Other long-term assets	$942	$—	$290	$652
Other long-term liabilities	$(207)	$—	$(112)	$(95)
Fixed rate long-term debt (6) (7)	$(14,110)	$(15,938)	$—	$—
(1)Excludes financial assets and liabilities where the carrying amount approximates fair value due to the short-term nature of the asset or liability (cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and purchase consideration payable).
(2)There were no transfers between Level 1, 2 and 3 financial instruments.
(3)The fair values of the investments are based on quoted market prices.
(4)The fair value of the deferred purchase consideration included in other long-term liabilities is based on the present value of future cash payments.
(5)The fair value of NWRP subordinated debt is based on the present value of future cash receipts.
(6)The fair value of fixed rate long-term debt has been determined based on quoted market prices.
(7)Includes the current portion of fixed rate long-term debt.

Schedule of financial liabilities
The carrying amounts of the Company’s financial instruments by category were as follows:

	2020
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Accounts receivable	$2,190	$—	$—	$—	$2,190
Investments	—	305	—	—	305
Other long-term assets	555	—	136	—	691
Accounts payable	—	—	—	(667)	(667)
Accrued liabilities	—	—	—	(2,346)	(2,346)
Other long-term liabilities (1)	—	(52)	(108)	(1,762)	(1,922)
Long-term debt (2)	—	—	—	(21,453)	(21,453)
	$2,745	$253	$28	$(26,228)	$(23,202)

	2019
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Accounts receivable	$2,465	$—	$—	$—	$2,465
Investments	—	490	—	—	490
Other long-term assets	652	—	290	—	942
Accounts payable	—	—	—	(816)	(816)
Accrued liabilities	—	—	—	(2,611)	(2,611)
Other long-term liabilities (1)	—	(21)	(91)	(1,904)	(2,016)
Long-term debt (2)	—	—	—	(20,982)	(20,982)
	$3,117	$469	$199	$(26,313)	$(22,528)
(1)Includes $1,690 million of lease liabilities (December 31, 2019 – $1,809 million) and $72 million of deferred purchase consideration payable over the next three years (December 31, 2019 – $95 million).
(2)Includes the current portion of long-term debt.
The fair values of the Company’s investments, recurring other long-term assets (liabilities) and fixed rate long-term debt are outlined below:

	2020
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (4) (5)
Investments (3)	$305	$305	$—	$—
Other long-term assets	$691	$—	$136	$555
Other long-term liabilities	$(232)	$—	$(160)	$(72)
Fixed rate long-term debt (6) (7)	$(14,254)	$(16,598)	$—	$—

	2019
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (4) (5)
Investments (3)	$490	$490	$—	$—
Other long-term assets	$942	$—	$290	$652
Other long-term liabilities	$(207)	$—	$(112)	$(95)
Fixed rate long-term debt (6) (7)	$(14,110)	$(15,938)	$—	$—
(1)Excludes financial assets and liabilities where the carrying amount approximates fair value due to the short-term nature of the asset or liability (cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and purchase consideration payable).
(2)There were no transfers between Level 1, 2 and 3 financial instruments.
(3)The fair values of the investments are based on quoted market prices.
(4)The fair value of the deferred purchase consideration included in other long-term liabilities is based on the present value of future cash payments.
(5)The fair value of NWRP subordinated debt is based on the present value of future cash receipts.
(6)The fair value of fixed rate long-term debt has been determined based on quoted market prices.
(7)Includes the current portion of fixed rate long-term debt.

Schedule of information about financial instruments
The following provides a summary of the carrying amounts of derivative financial instruments held and a reconciliation to the Company’s consolidated balance sheets.

Asset (liability)	2020	2019
Derivatives held for trading
Natural gas fixed price swaps	$(5)	$(3)
Natural gas basis swaps	(40)	(8)
Foreign currency forward contracts	(7)	(10)
Cash flow hedges
Foreign currency forward contracts	(108)	(91)
Cross currency swaps	136	290
	$(24)	$178

Included within:
Current portion of other long-term assets	$5	$8
Current portion of other long-term liabilities	(131)	(112)
Other long-term assets	131	282
Other long-term liabilities	(29)	—
	$(24)	$178
The changes in estimated fair values of derivative financial instruments included in the risk management asset (liability) were recognized in the financial statements as follows:

Asset (liability)	2020	2019
Balance – beginning of year	$178	$356
Net change in fair value of outstanding derivative financial instruments recognized in:
Risk management activities (1)	(32)	(13)
Foreign exchange	(168)	(231)
Other comprehensive income (loss)	(2)	66
Balance – end of year	(24)	178
Less: current portion	(126)	(104)
	$102	$282
Net (gain) loss from risk management activities for the years ended December 31 were as follows:

	2020	2019	2018
Net realized risk management loss (gain)	$32	$64	$(99)
Net unrealized risk management (gain) loss	(39)	13	(35)
	$(7)	$77	$(134)

Schedule of derivative financial instruments outstanding to manage commodity price risk
At December 31, 2020, the Company had the following derivative financial instruments outstanding. All of these instruments were assumed in the acquisition of Painted Pony in 2020:

	Remaining term			Weighted average volume	Weighted average price	Index
Natural Gas
Fixed price swap	Jan 2021	-	Dec 2021	37,337 GJ/d	$2.03/GJ	AECO
	Jan 2021	-	Dec 2021	31,178 MMBtu/d	US$2.46/MMBtu	DAWN
	Jan 2021	-	Dec 2021	20,808 MMBtu/d	US$2.54/MMBtu	NYMEX
	Jan 2021	-	Dec 2021	17,466 MMBtu/d	US$2.70/MMBtu	SUMAS

Differential swap	Jan 2021	-	Aug 2021	20,000 GJ/d	$0.29/GJ	AECO-STN 2

Basis swap	Jan 2021	-	Dec 2023	53,333 MMBtu/d	US$1.23/MMBtu	AECO
	Jan 2024	-	Dec 2025	20,000 MMBtu/d	US$0.97/MMBtu	AECO
	Jan 2021	-	Dec 2021	20,000 MMBtu/d	US$0.09/MMBtu	DAWN

Schedule of derivative financial instruments
At December 31, 2020 the Company had the following cross currency swap contracts outstanding:

	Remaining term			Amount	Exchange rate (US$/C$)	Interest rate (US$)	Interest rate (C$)
Cross currency
Swaps	Jan 2021	–	Mar 2038	US$550	1.170	6.25%	5.76%

Disclosure of financial instrument sensitivities
The following table summarizes the annualized sensitivities of the Company’s 2020 net earnings (loss) and other comprehensive loss to changes in the fair value of financial instruments outstanding as at December 31, 2020, resulting from changes in the specified variable, with all other variables held constant. These sensitivities are prepared on a different basis than those sensitivities disclosed in the Company’s other continuous disclosure documents, are limited to the impact of changes in a specified variable applied to financial instruments only and do not represent the impact of a change in the variable on the operating results of the Company taken as a whole. Further, these sensitivities are theoretical, as changes in one variable may contribute to changes in another variable, which may magnify or counteract the sensitivities. In addition, changes in fair value generally cannot be extrapolated because the relationship of a change in an assumption to the change in fair value may not be linear.

	2020		2019
	Increase (decrease) to net earnings	Increase (decrease) to other comprehensive income	Increase (decrease) to net earnings	Increase (decrease) to other comprehensive income
Commodity price risk
Increase AECO fixed price swap $0.10/Mcf	$(1)	$—	$(1)	$—
Decrease AECO fixed price swap $0.10/Mcf	$1	$—	$1	$—
Increase natural gas fixed price swap US$0.10 MMBtu	$(2)	$—	$—	$—
Decrease natural gas fixed price swap US$0.10 MMBtu	$2	$—	$—	$—
Increase natural gas basis swap US$0.10 MMBtu	$(8)	$—	$(1)	$—
Decrease natural gas basis swap US$0.10 MMBtu	$8	$—	$1	$—
Interest rate risk
Increase interest rate 1%	$(53)	$(17)	$(48)	$(21)
Decrease interest rate 1%	$53	$20	$48	$24
Foreign currency exchange rate risk
Weakening of the Canadian dollar by US$0.01	$(126)	$—	$(103)	$—
Strengthening of the Canadian dollar by US$0.01	$123	$—	$100	$—

Schedule of maturity dates for financial liabilities
Scheduled debt repayments are as follows:

Year	Repayment
2021	$1,343
2022	$4,887
2023	$4,383
2024	$1,138
2025	$1,530
Thereafter	$8,279
The maturity dates of the Company’s financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$667	$—	$—	$—
Accrued liabilities	$2,346	$—	$—	$—
Long-term debt (1)	$1,343	$4,887	$7,051	$8,279
Other long-term liabilities (2)	$345	$200	$435	$942
Interest and other financing expense (3)	$776	$693	$1,619	$4,452
(1)Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.
(2)Lease payments included within other long-term liabilities reflect principal payments only and are as follows; less than one year, $189 million; one to less than two years, $162 million; two to less than five years, $397 million; and thereafter $942 million.
(3)Includes interest and other financing expense on long-term debt and other long-term liabilities. Payments were estimated based upon applicable interest and foreign exchange rates at December 31, 2020.